UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     April 26, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $65,651 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRISTOL MYERS SQUIBB CO        COM              110122108     4283   160396 SH       SOLE                        0        0   160396
BUNGE LIMITED                  COM              G16962105     1073    17400 SH       SOLE                        0        0    17400
CALPINE CORP                   COM NEW          131347304     1969   165600 SH       SOLE                        0        0   165600
CONOCOPHILLIPS                 COM              20825C104      307     6000 SH       SOLE                        0        0     6000
CROSS TIMBERS RTY TR           TR UNIT          22757R109      620    19365 SH       SOLE                        0        0    19365
DELL INC                       COM              24702R101     1725   114900 SH       SOLE                        0        0   114900
DEVON ENERGY CORP NEW          COM              25179M103      408     6328 SH       SOLE                        0        0     6328
DNP SELECT INCOME FD           COM              23325P104      110    11910 SH       SOLE                        0        0    11910
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3554   239795 SH       SOLE                    15000        0   224795
FIFTH THIRD BANCORP            COM              316773100      406    29860 SH       SOLE                        0        0    29860
GENERAL DYNAMICS CORP          COM              369550108     2030    26300 SH       SOLE                        0        0    26300
GENERAL ELECTRIC CO            COM              369604103      795    43665 SH       SOLE                        0        0    43665
GERON CORP                     COM              374163103     2547   448467 SH       SOLE                    50000        0   398467
HANCOCK JOHN PATRIOT PREM II   COM SH BEN INT   41013T105      618    58100 SH       SOLE                        0        0    58100
HEALTHCARE RLTY TR             COM              421946104     1059    45466 SH       SOLE                        0        0    45466
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     1492    90233 SH       SOLE                        0        0    90233
INTEL CORP                     COM              458140100     3175   142627 SH       SOLE                        0        0   142627
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104       93    10500 SH       SOLE                        0        0    10500
JPMORGAN CHASE & CO            COM              46625H100      436     9746 SH       SOLE                        0        0     9746
LEUCADIA NATL CORP             COM              527288104     2051    82676 SH       SOLE                        0        0    82676
M D C HLDGS INC                COM              552676108      401    11600 SH       SOLE                        0        0    11600
MACK CALI RLTY CORP            COM              554489104      374    10600 SH       SOLE                        0        0    10600
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104      433    82720 SH       SOLE                     9500        0    73220
MONSANTO CO NEW                COM              61166W101     1011    14150 SH       SOLE                        0        0    14150
NEWMONT MINING CORP            COM              651639106     1504    29525 SH       SOLE                        0        0    29525
NVIDIA CORP                    COM              67066G104     3224   185500 SH       SOLE                     8000        0   177500
PENN WEST ENERGY TR            TR UNIT          707885109      613    29001 SH       SOLE                        0        0    29001
PFIZER INC                     COM              717081103      307    17883 SH       SOLE                        0        0    17883
PICO HLDGS INC                 COM NEW          693366205     4200   112933 SH       SOLE                     3000        0   109933
POTASH CORP SASK INC           COM              73755L107      442     3700 SH       SOLE                        0        0     3700
PULTE HOMES INC                COM              745867101     2587   229999 SH       SOLE                     5000        0   224999
REDWOOD TR INC                 COM              758075402     3369   218500 SH       SOLE                    13000        0   205500
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      853    40936 SH       SOLE                        0        0    40936
SATCON TECHNOLOGY CORP         COM              803893106      221    91100 SH       SOLE                    45000        0    46100
SENECA FOODS CORP NEW          CL A             817070501     5117   175736 SH       SOLE                    37851        0   137885
SENECA FOODS CORP NEW          CL B             817070105     2522    86056 SH       SOLE                     4149        0    81907
SONY CORP                      ADR NEW          835699307     2014    52551 SH       SOLE                        0        0    52551
SUNCOR ENERGY INC NEW          COM              867224107      260     8000 SH       SOLE                        0        0     8000
TESSERA TECHNOLOGIES INC       COM              88164L100     1255    61900 SH       SOLE                     5500        0    56400
VISTA GOLD CORP                COM NEW          927926303      517   257330 SH       SOLE                     9997        0   247333
VULCAN MATLS CO                COM              929160109     2173    46000 SH       SOLE                        0        0    46000
WAL MART STORES INC            COM              931142103     3503    63012 SH       SOLE                        0        0    63012